Emerging Markets Equity Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2024 (unaudited)

Common Stocks (95.6%)	Country	Shares/ Par +	Value $ (000’s)

Communication Services (9.7%)
Bharti Airtel, Ltd.	India	670,962	13,718
Telkom Indonesia Persero Tbk PT	Indonesia	53,482,200	10,568
Tencent Holdings, Ltd.	China	1,521,300	85,182

Total			109,468

Consumer Discretionary (12.8%)
Alibaba Group Holding, Ltd.	China	4,110,300	54,633
Americana Restaurants International PLC	United Arab Emirates	2,209,794	1,613
ANTA Sports Products, Ltd.	China	1,658,200	19,814
Indian Hotels Co., Ltd.	India	1,311,085	10,709
Mahindra & Mahindra, Ltd.	India	358,646	13,277
Maruti Suzuki India, Ltd.	India	63,427	10,016
MercadoLibre, Inc. *	Brazil	6,193	12,708
Midea Group Co., Ltd. *	China	1,181,000	11,280
Midea Group Co., Ltd. - Class A	China	1,001,066	10,701

Total			144,751

Consumer Staples (4.3%)
Fomento Economico Mexicano SAB de CV, ADR	Mexico	106,504	10,513
Hindustan Unilever, Ltd.	India	409,033	14,436
Kweichow Moutai Co., Ltd. - Class A	China	58,073	14,191
Raia Drogasil SA	Brazil	1,971,552	9,225

Total			48,365

Energy (2.1%)
PRIO SA	Brazil	1,070,099	8,512
Saudi Arabian Oil Co.	Saudi Arabia	2,122,984	15,319

Total			23,831

Financials (23.0%)
Abu Dhabi Islamic Bank PJSC	United Arab Emirates	3,163,835	10,968
AIA Group, Ltd.	Hong Kong	1,990,000	17,597
Al Rajhi Bank	Saudi Arabia	747,128	17,382
Bank Negara Indonesia Persero Tbk PT	Indonesia	42,189,500	14,904
Cholamandalam Investment and Finance Co., Ltd.	India	540,029	10,360
Credicorp, Ltd.	Peru	29,829	5,398
Grupo Financiero Banorte SAB de CV	Mexico	1,545,505	10,950
HDFC Bank, Ltd.	India	1,481,809	30,672
ICICI Bank, Ltd.	India	1,421,617	21,638
Itausa SA - Preference Shares	Brazil	6,988,270	14,201
Kaspi.KZ Joint Stock Co., ADR	Kazakhstan	128,559	13,626
Nu Holdings, Ltd. *	Brazil	634,457	8,660
PICC Property & Casualty Co., Ltd.	China	9,193,900	13,624
Ping An Insurance Group Co. of China, Ltd. - Class H	China	2,964,000	18,819
Sanlam, Ltd.	South Africa	2,578,278	13,141

Common Stocks (95.6%)	Country	Shares/ Par +	Value $ (000’s)

Financials continued
Sberbank of Russia PJSC *,Æ	Russia	1,471,064	–
SBI Life Insurance Co., Ltd.	India	981,771	21,599
Shinhan Financial Group Co., Ltd.	South Korea	412,057	17,547

Total			261,086

Health Care (1.0%)
Shenzhen Mindray Bio- Medical Electronics Co., Ltd.	China	280,815	11,612

Total			11,612

Industrials (10.3%)
Contemporary Amperex Technology Co., Ltd.	China	643,689	22,863
Grupo Aeroportuario del Sureste SAB de CV - Class B	Mexico	351,650	9,954
Havells India, Ltd.	India	533,249	12,842
HD Korea Shipbuilding & Offshore Engineering Co., Ltd. *	South Korea	118,442	17,082
InPost SA *	Poland	260,685	4,919
NARI Technology Co., Ltd. - Class A	China	3,814,898	15,038
Samsung C&T Corp.	South Korea	85,731	9,062
Samsung E&A Co., Ltd. *	South Korea	645,805	10,903
Sungrow Power Supply Co., Ltd. - Class A	China	1,016,040	14,403

Total			117,066

Information Technology (22.6%)
Accton Technology Corp.	Taiwan	878,000	14,807
ASM International NV	Netherlands	23,927	15,768
Delta Electronics, Inc.	Taiwan	1,263,000	15,255
Globant SA *	United States	39,274	7,782
MediaTek, Inc.	Taiwan	475,000	17,738
Samsung Electronics Co., Ltd.	South Korea	159,245	7,548
SK Hynix, Inc.	South Korea	125,361	16,887
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	4,318,290	131,836
Tata Consultancy Services, Ltd.	India	335,716	17,131
Yageo Corp.	Taiwan	595,244	11,785

Total			256,537

Materials (4.7%)
Grupo Mexico SAB de CV	Mexico	2,041,299	11,380
Southern Copper Corp.	Mexico	203,204	23,504
UltraTech Cement, Ltd.	India	129,963	18,331

Total			53,215

Emerging Markets Equity Portfolio

Common Stocks (95.6%)	Country	Shares/ Par +	Value $ (000’s)

Real Estate (2.4%)
Aldar Properties PJSC	United Arab Emirates	4,628,813	9,474
China Resources Land, Ltd.	China	2,934,000	10,576
Godrej Properties, Ltd. *	India	199,541	7,523

Total			27,573

Utilities (2.7%)
Power Grid Corp. of India, Ltd.	India	7,250,605	30,586

Total			30,586

Total Common Stocks (Cost: $882,202)			1,084,090

Preferred Stocks (4.2%)	Country	Shares/ Par +	Value $ (000’s)

Information Technology (4.2%)
Samsung Electronics Co., Ltd.	South Korea	1,205,793	47,125

Total			47,125

Total Preferred Stocks (Cost: $49,843)			47,125

Total Investments (99.8%) (Cost: $932,045)@			1,131,215

Other Assets, Less Liabilities (0.2%)			2,715

Net Assets (100.0%)			1,133,930

Investments by Country of Risk as a Percentage of Net Assets:
China	26.7%
India	20.6%
Taiwan	16.8%
South Korea	11.2%
Mexico	5.9%
Other	18.6%

Total	99.8%

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
Æ	Security valued using significant unobservable inputs.
@

At September 30, 2024, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $932,045 and the net unrealized appreciation of investments based on that cost was $199,170 which is comprised of $253,291 aggregate gross unrealized appreciation and $54,121 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Emerging Markets Equity Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2024.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:
Preferred Stocks	$—	$47,125	$—
Common Stocks
Consumer Discretionary	23,988	120,763	—
Consumer Staples	19,738	28,627	—
Energy	8,512	15,319	—
Financials	52,835	208,251	—
Industrials	9,954	107,112	—
Information Technology	7,782	248,755	—
Materials	34,884	18,331	—
All Others	—	179,239	—

Total Assets:	$157,693	$973,522	$—

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended September 30, 2024.

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIA	Sterling Overnight Index Average Rate
SONIO	Sterling Overnight Interbank Average Rate
MUTKCALM	Bank of Japan Unsecured Overnight Call Rate
DAC	Designated Activity Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
BRL-CDI	Brazil Interbank Deposit Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

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